Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	0001667919
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000243906 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Active Global Quality Income ETF
Class Name	First Trust Active Global Quality Income ETF
Trading Symbol	AGQI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Active Global Quality Income ETF (the “Fund”) for the year of December 1, 2023 to November 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AGQI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AGQI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Global Quality Income ETF	$241	2.27%

Expenses Paid, Amount	$ 241
Expense Ratio, Percent	2.27%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.96% for the 12 months ended November 30, 2024. The Fund underperformed its benchmark, the MSCI ACWI High Dividend Yield Index, which returned 16.87% for the same Period.
This underperformance was driven by the Fund’s overweight exposure in Europe which lagged during the Period, as well as an underweight position in the Financials sector which was a strong performer during the Period.
  Investments in the Industrials sector contributed positively to relative performance during the Period. Companies such as nVent Electric PLC and Schneider Electric SE benefited from the high investment in datacenters and new semiconductor facilities, leading the shares to outperform.
  The holdings in technology companies TSMC and Oracle Corp. also delivered strong returns, as both are seen as beneficiaries of the large investments being made to develop artificial intelligence. Other technology holdings in the Fund, however, such as Korean conglomerate Samsung Electronics Co., Ltd. and Japanese equipment maker Tokyo Electron, Ltd. detracted from performance as the environment for consumer electronics remained weak.
  The Fund carried a lower weight in the Financials sector during the Period, causing it to lag the sharp rally in this segment of the market. Holdings such as Bank of America Corp. performed well but the relative sector weight led to the Fund’s underperformance.
  Detractors to performance also included holdings in the Energy sector such as Shell PLC and TotalEnergies SE. The increased supply of oil depressed the price for the commodity during the Period causing these holdings to underperform the overall market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 24, 2015 to November 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)	1 Year	5 Year	Since Inception (9/24/15)
First Trust Active Global Quality Income ETF	11.96%	3.78%	4.12%
MSCI ACWI High Dividend Yield Index	16.87%	6.45%	8.29%
MSCI ACWI Index	26.12%	11.36%	11.24%
MSCI Europe Index	9.55%	6.23%	6.49%

Performance Inception Date	Sep. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 30, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/AGQI for more recent performance information.
Net Assets	$ 57,981,209
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 609,481
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$57,981,209
Total number of portfolio holdings	32
Total advisory fee paid	$609,481
Portfolio turnover rate	50%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
RELX PLC	5.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.1%
nVent Electric PLC	4.6%
Microsoft Corp.	4.6%
Sanofi S.A.	4.0%
TotalEnergies SE	3.9%
Coca-Cola (The) Co.	3.8%
Unilever PLC	3.6%
Schneider Electric SE	3.5%
Sony Group Corp.	3.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
RELX PLC	5.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.1%
nVent Electric PLC	4.6%
Microsoft Corp.	4.6%
Sanofi S.A.	4.0%
TotalEnergies SE	3.9%
Coca-Cola (The) Co.	3.8%
Unilever PLC	3.6%
Schneider Electric SE	3.5%
Sony Group Corp.	3.5%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/AGQI or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended November 30, 2024, the Fund incurred extraordinary legal and tax expenses resulting in a net expense ratio of 2.27%.

Material Fund Change Expenses [Text Block]	During the fiscal year ended November 30, 2024, the Fund incurred extraordinary legal and tax expenses resulting in a net expense ratio of 2.27%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/AGQI or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/AGQI
C000247844 [Member]
Shareholder Report [Line Items]
Fund Name	FT Energy Income Partners Enhanced Income ETF
Class Name	FT Energy Income Partners Enhanced Income ETF
Trading Symbol	EIPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Energy Income Partners Enhanced Income ETF (the “Fund”) for the year of December 1, 2023 to November 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EIPI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EIPI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Energy Income Partners Enhanced Income ETF	$166(1)	1.45%(1)
(1)
Includes costs from the First Trust Energy Infrastructure Fund (“FIF”) for the period December 1, 2023 to May 3, 2024. After FIF reorganized into the Fund, the Fund began charging an annual unitary management fee of 1.10%.

Expenses Paid, Amount	$ 166	[1]
Expense Ratio, Percent	1.45%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 29.00% for the 12 months ended November 30, 2024.  The Fund outperformed its benchmark, the S&P Global 1200 Energy Index, which returned 11.08% for the same Period.
This outperformance of the Fund relative to the benchmark was attributable to overweight positions in natural gas pipeline companies, pipeline master limited partnerships, and electric utilities that outperformed the benchmark and are either underweight or not included in the benchmark. Underweight positions in cyclical energy companies such as oil and gas producers, in addition to integrated oil companies, relative to the benchmark, also contributed to the Fund’s relative performance. The Fund tends to be overweight companies that have more stable and growing earnings, such as pipeline and utility companies, relative to the benchmark, while the benchmark tends to be overweight cyclical energy companies such as oil and gas producers and integrated oil companies.
The Fund posted positive returns for the Period as earnings growth and multiple expansion benefited the pipeline companies in the Fund’s portfolio. This was partially offset by multiple contractions of some renewable developers and some integrated oil companies in the Fund. Selling covered calls had a negative impact on the performance of the Fund which was partially offset by the premiums collected over the Period.
Top Contributors:
  ONEOK, Inc.
  Enterprise Products Partners, L.P.
  Kinder Morgan, Inc.
  Energy Transfer, L.P.
  DT Midstream, Inc.

Top Detractors:
  TotalEnergies SE
  The AES Corp.
  BP PLC
  NextEra Energy Partners, L.P.
  Schlumberger N.V.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 30, 2014 to November 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)	1 Year	5 Year	10 Year
FT Energy Income Partners Enhanced Income ETF	29.00%	11.95%	5.55%
S&P Global 1200 Energy Index	11.08%	12.50%	5.74%
PHLX Utility Sector Index	33.36%	8.56%	9.47%
Alerian MLP Total Return Index	31.13%	19.23%	3.84%
Blended Index(1)	33.10%	15.96%	8.00%
S&P 500® Index	33.89%	15.77%	13.35%
(1)
The Blended Index consists of the following: PHLX Utility Sector Index (50%) and Alerian MLP Total Return Index (50%). The Blended Index reflects the diverse allocation of companies engaged in the energy infrastructure sector in the Fund’s portfolio. The indices do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/EIPI for more recent performance information.
Net Assets	$ 1,005,320,882
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 7,586,987
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$1,005,320,882
Total number of portfolio holdings	104
Total advisory fee paid	$7,586,987
Portfolio turnover rate	114%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Enterprise Products Partners, L.P.	8.6%
ONEOK, Inc.	6.3%
Energy Transfer, L.P.	5.7%
MPLX, L.P.	4.4%
Kinder Morgan, Inc.	4.1%
DT Midstream, Inc.	3.7%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	3.4%
Williams (The) Cos., Inc.	3.3%
Plains GP Holdings, L.P., Class A	3.2%
Public Service Enterprise Group, Inc.	3.1%
Industry Allocation
Any amount shown as 0.0% represents less than 0.1%

Largest Holdings [Text Block]
Top Ten Holdings
Enterprise Products Partners, L.P.	8.6%
ONEOK, Inc.	6.3%
Energy Transfer, L.P.	5.7%
MPLX, L.P.	4.4%
Kinder Morgan, Inc.	4.1%
DT Midstream, Inc.	3.7%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	3.4%
Williams (The) Cos., Inc.	3.3%
Plains GP Holdings, L.P., Class A	3.2%
Public Service Enterprise Group, Inc.	3.1%

[1]	Includes costs from the First Trust Energy Infrastructure Fund (“FIF”) for the period December 1, 2023 to May 3, 2024. After FIF reorganized into the Fund, the Fund began charging an annual unitary management fee of 1.10%.